Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.9%)
*	Vonage Holdings Corp.	762,901	10,513
	Cogent Communications Holdings Inc.	137,952	10,429
	Shenandoah Telecommunications Co.	162,735	8,119
*	TechTarget Inc.	76,985	5,413
*	AMC Networks Inc. Class A	97,825	5,251
*	Meredith Corp.	132,413	4,460
	EW Scripps Co. Class A	186,462	3,955
	Scholastic Corp.	98,108	3,304
*	QuinStreet Inc.	160,073	2,899
*	Cincinnati Bell Inc.	165,464	2,548
*	Consolidated Communications Holdings Inc.	236,961	2,218
*	Gannett Co. Inc.	429,507	2,203
	ATN International Inc.	35,647	1,685
*	Marcus Corp.	76,437	1,614
	Spok Holdings Inc.	57,919	676
			65,287
Consumer Discretionary (16.3%)
*,1	GameStop Corp. Class A	178,304	39,583
*	Crocs Inc.	213,230	21,587
*	Macy's Inc.	1,011,652	18,493
*	Meritage Homes Corp.	122,219	13,159
*	LGI Homes Inc.	71,630	12,951
*	Asbury Automotive Group Inc.	62,969	12,486
	LCI Industries	81,969	12,217
*	Callaway Golf Co.	307,083	11,337
*	Stamps.com Inc.	59,852	11,233
*	Shake Shack Inc. Class A	118,213	11,110
*	Bed Bath & Beyond Inc.	394,959	11,055
	MDC Holdings Inc.	180,296	10,448
	Steven Madden Ltd.	252,105	10,437
*	Signet Jewelers Ltd.	170,546	10,332
	Rent-A-Center Inc.	159,567	9,863
	Kontoor Brands Inc.	153,325	9,816
	Wolverine World Wide Inc.	268,716	9,797
	Cooper Tire & Rubber Co.	164,355	9,759
*	Dorman Products Inc.	93,306	9,553
*	Sleep Number Corp.	82,690	9,219
*	Brinker International Inc.	148,132	9,103
*	iRobot Corp.	91,894	8,978
	Group 1 Automotive Inc.	55,426	8,839
	Installed Building Products Inc.	73,365	8,701

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	203,385	8,685
*	Vista Outdoor Inc.	190,130	8,288
	Winnebago Industries Inc.	110,023	8,137
*	Cheesecake Factory Inc.	137,422	8,083
*	Sally Beauty Holdings Inc.	367,706	8,020
*	Gentherm Inc.	107,370	7,788
*	Bloomin' Brands Inc.	261,682	7,733
*	Century Communities Inc.	94,594	7,698
*	ODP Corp.	174,486	7,632
*	Boot Barn Holdings Inc.	94,572	7,224
	Monro Inc.	108,992	6,795
	Core-Mark Holding Co. Inc.	147,265	6,754
	Big Lots Inc.	110,107	6,710
*	M/I Homes Inc.	94,924	6,694
*	Dave & Buster's Entertainment Inc.	155,358	6,569
	Shutterstock Inc.	72,124	6,545
	La-Z-Boy Inc.	150,980	6,225
	Patrick Industries Inc.	72,171	6,185
*	Cavco Industries Inc.	27,841	6,160
	Oxford Industries Inc.	55,098	5,276
*	Dine Brands Global Inc.	54,288	5,155
*	G-III Apparel Group Ltd.	141,573	4,678
*	Hibbett Sports Inc.	54,034	4,580
	Sturm Ruger & Co. Inc.	57,121	4,509
*	Children's Place Inc.	47,532	4,420
*	BJ's Restaurants Inc.	75,422	4,169
*	American Axle & Manufacturing Holdings Inc.	369,176	4,135
*	Tupperware Brands Corp.	159,933	4,101
	Aaron's Co. Inc.	111,608	4,015
	Buckle Inc.	93,309	3,930
*	MarineMax Inc.	72,071	3,707
	Sonic Automotive Inc. Class A	76,188	3,675
	Guess? Inc.	122,485	3,597
*	Designer Brands Inc. Class A	191,814	3,355
*	America's Car-Mart Inc.	20,077	3,300
	Caleres Inc.	123,806	3,105
*	Monarch Casino & Resort Inc.	42,059	3,001
*	Zumiez Inc.	68,189	2,988
	Standard Motor Products Inc.	65,433	2,946
*	Perdoceo Education Corp.	228,961	2,791
*	Chuy's Holdings Inc.	64,361	2,668
*	Genesco Inc.	46,308	2,547
*	Ruth's Hospitality Group Inc.	103,438	2,497
	Haverty Furniture Cos. Inc.	54,273	2,493
*	Universal Electronics Inc.	44,880	2,247
*	Fossil Group Inc.	152,153	2,148
*	Lumber Liquidators Holdings Inc.	94,070	2,143
*	Liquidity Services Inc.	87,444	2,091
	Ethan Allen Interiors Inc.	71,194	2,055
[1]	PetMed Express Inc.	65,960	1,906
	Shoe Carnival Inc.	27,953	1,887
*	Red Robin Gourmet Burgers Inc.	50,625	1,815
*	Chico's FAS Inc.	389,852	1,813
*	American Public Education Inc.	60,491	1,694
*	Cooper-Standard Holdings Inc.	54,962	1,636
	Movado Group Inc.	53,860	1,494
*	Conn's Inc.	62,699	1,454
*	Motorcar Parts of America Inc.	61,963	1,448

		Shares	Market Value ($000)
*	Unifi Inc.	48,657	1,339
*	El Pollo Loco Holdings Inc.	61,609	1,039
*	Cato Corp. Class A	63,993	989
*	Vera Bradley Inc.	71,689	823
*	Barnes & Noble Education Inc.	98,882	808
*	Fiesta Restaurant Group Inc.	57,583	783
*	Regis Corp.	79,132	723
			561,954
Consumer Staples (4.1%)
	Medifast Inc.	38,367	12,747
	WD-40 Co.	44,597	10,917
*	Simply Good Foods Co.	274,437	9,476
	J & J Snack Foods Corp.	48,860	8,579
	Edgewell Personal Care Co.	176,878	8,027
*	United Natural Foods Inc.	183,038	6,948
	PriceSmart Inc.	76,200	6,728
*	Central Garden & Pet Co. Class A	128,055	6,460
[1]	B&G Foods Inc.	210,931	6,454
	Coca-Cola Consolidated Inc.	15,140	6,130
	Vector Group Ltd.	417,436	5,740
*	Celsius Holdings Inc.	87,529	5,737
	Universal Corp.	79,759	4,470
	Inter Parfums Inc.	57,676	4,411
	Cal-Maine Foods Inc.	122,002	4,259
*	USANA Health Sciences Inc.	38,705	4,093
	Calavo Growers Inc.	54,153	3,856
	National Beverage Corp.	75,984	3,794
*	elf Beauty Inc.	125,381	3,511
	Fresh Del Monte Produce Inc.	98,669	3,302
*	Chefs' Warehouse Inc.	104,603	3,218
	Andersons Inc.	100,777	3,132
	MGP Ingredients Inc.	42,927	2,992
	John B Sanfilippo & Son Inc.	28,837	2,691
	SpartanNash Co.	117,443	2,463
*	Central Garden & Pet Co.	31,684	1,740
*	Seneca Foods Corp. Class A	21,767	1,007
			142,882
Energy (4.1%)
*	PDC Energy Inc.	324,962	13,720
*	Range Resources Corp.	842,316	11,422
	Matador Resources Co.	357,558	10,956
*	Southwestern Energy Co.	2,109,132	10,904
	Helmerich & Payne Inc.	351,414	9,927
*	Renewable Energy Group Inc.	144,482	8,824
	SM Energy Co.	348,020	6,926
	Core Laboratories NV	145,433	6,079
*	Callon Petroleum Co.	150,558	5,792
	Patterson-UTI Energy Inc.	612,503	5,127
*	PBF Energy Inc. Class A	313,505	5,060
*	Oceaneering International Inc.	324,237	4,627
*	Green Plains Inc.	137,414	4,382
*	Dril-Quip Inc.	115,381	3,869
	Archrock Inc.	417,542	3,841
*	Bonanza Creek Energy Inc.	62,093	2,667
*	DMC Global Inc.	50,278	2,663
*	ProPetro Holding Corp.	266,534	2,649
*	US Silica Holdings Inc.	241,806	2,481

		Shares	Market Value ($000)
*	Helix Energy Solutions Group Inc.	460,753	2,410
*	Bristow Group Inc. Class A	75,880	2,070
*	Nabors Industries Ltd.	21,065	1,972
*	Par Pacific Holdings Inc.	129,845	1,807
*	Laredo Petroleum Inc.	29,328	1,647
*	REX American Resources Corp.	17,140	1,646
*	CONSOL Energy Inc.	97,339	1,493
*	Talos Energy Inc.	103,129	1,462
*	Oil States International Inc.	198,467	1,276
*	Dorian LPG Ltd.	89,045	1,265
*	Penn Virginia Corp.	49,406	953
*	RPC Inc.	189,548	931
			140,848
Financials (17.8%)
	BankUnited Inc.	302,589	14,461
	Community Bank System Inc.	174,834	14,183
	Pacific Premier Bancorp Inc.	307,168	14,121
	Ameris Bancorp	226,809	12,461
	First Hawaiian Inc.	426,571	12,012
	Assured Guaranty Ltd.	249,561	11,887
	Investors Bancorp Inc.	733,606	10,916
	Simmons First National Corp. Class A	352,198	10,742
	ServisFirst Bancshares Inc.	153,281	10,647
	Old National Bancorp	539,832	10,284
	Columbia Banking System Inc.	233,392	10,073
	United Community Banks Inc.	282,596	9,772
*	Trupanion Inc.	108,043	9,742
	Walker & Dunlop Inc.	95,563	9,703
	Independent Bank Group Inc.	119,618	9,420
	CVB Financial Corp.	416,173	9,231
	First Bancorp	711,192	9,096
	Cadence Bancorp Class A	405,551	9,076
	Independent Bank Corp. (Massachusetts)	107,601	8,781
	American Equity Investment Life Holding Co.	279,898	8,537
	WSFS Financial Corp.	154,816	8,238
	Renasant Corp.	183,299	8,105
	First Financial Bancorp	317,391	8,084
*	Mr Cooper Group Inc.	230,339	7,967
*	Axos Financial Inc.	167,445	7,939
	Hilltop Holdings Inc.	211,643	7,863
	First Midwest Bancorp Inc.	373,769	7,823
*	Green Dot Corp. Class A	176,168	7,151
	Flagstar Bancorp Inc.	154,572	7,079
*	Genworth Financial Inc. Class A	1,649,772	6,929
*	NMI Holdings Inc. Class A	278,184	6,729
	Banner Corp.	114,643	6,710
*	Seacoast Banking Corp. of Florida	180,170	6,679
	Apollo Commercial Real Estate Finance Inc.	419,713	6,569
	Virtus Investment Partners Inc.	23,247	6,538
	PennyMac Mortgage Investment Trust	319,268	6,258
*	Triumph Bancorp Inc.	73,837	6,184
	Hope Bancorp Inc.	402,064	6,152
	Great Western Bancorp Inc.	179,733	6,014
	Provident Financial Services Inc.	236,021	5,962
	Eagle Bancorp Inc.	103,670	5,924
	Park National Corp.	46,288	5,856
	Northwest Bancshares Inc.	412,995	5,848
*	PRA Group Inc.	148,644	5,787

		Shares	Market Value ($000)
	Piper Sandler Cos.	44,904	5,723
	Veritex Holdings Inc.	161,189	5,663
	New York Mortgage Trust Inc.	1,235,701	5,585
	Meta Financial Group Inc.	105,173	5,575
	NBT Bancorp Inc.	142,184	5,544
*	eHealth Inc.	84,482	5,512
	Westamerica Bancorp	87,433	5,485
	Capitol Federal Financial Inc.	421,172	5,450
	Horace Mann Educators Corp.	135,098	5,386
	Stewart Information Services Corp.	87,244	5,265
*	Palomar Holdings Inc.	70,778	5,167
	First Commonwealth Financial Corp.	313,857	4,755
*	Encore Capital Group Inc.	101,961	4,720
	Berkshire Hills Bancorp Inc.	166,023	4,607
*	Enova International Inc.	118,040	4,470
	S&T Bancorp Inc.	127,845	4,338
	Southside Bancshares Inc.	101,247	4,337
	Brightsphere Investment Group Inc.	193,664	4,313
	Brookline Bancorp Inc.	254,373	4,289
	ProAssurance Corp.	175,254	4,267
	B. Riley Financial Inc.	57,676	4,247
	FB Financial Corp.	101,373	4,242
	BancFirst Corp.	60,715	4,188
	James River Group Holdings Ltd.	118,699	4,145
	AMERISAFE Inc.	62,935	4,124
	First Bancorp (XNGS)	92,758	4,116
	Boston Private Financial Holdings Inc.	268,444	4,115
	City Holding Co.	51,193	4,107
	Redwood Trust Inc.	365,865	4,072
*	Bancorp Inc.	167,390	4,058
	OFG Bancorp	167,325	4,033
	Dime Community Bancshares Inc.	114,071	3,959
	National Bank Holdings Corp. Class A	99,765	3,951
	Safety Insurance Group Inc.	46,075	3,921
	Employers Holdings Inc.	92,541	3,905
*	StoneX Group Inc.	53,774	3,641
*	Customers Bancorp Inc.	95,555	3,617
	Heritage Financial Corp.	117,226	3,401
	Tompkins Financial Corp.	39,614	3,215
	HomeStreet Inc.	71,147	3,203
	Preferred Bank	44,288	3,024
*	SiriusPoint Ltd.	276,736	2,911
	Ready Capital Corp.	189,906	2,890
*	Donnelley Financial Solutions Inc.	96,358	2,872
*	Blucora Inc.	156,921	2,721
	Ellington Financial Inc.	142,444	2,689
	Northfield Bancorp Inc.	152,710	2,585
	Granite Point Mortgage Trust Inc.	179,189	2,577
[1]	Invesco Mortgage Capital Inc.	754,394	2,565
	ARMOUR Residential REIT Inc.	212,218	2,544
	Banc of California Inc.	144,972	2,538
	Central Pacific Financial Corp.	91,570	2,537
	TrustCo Bank Corp.	62,682	2,453
	Allegiance Bancshares Inc.	60,433	2,451
	WisdomTree Investments Inc.	365,195	2,447
*	Ambac Financial Group Inc.	148,925	2,247
	United Fire Group Inc.	70,492	2,161
	Hanmi Financial Corp.	99,877	2,095

		Shares	Market Value ($000)
*	World Acceptance Corp.	12,830	2,061
	Capstead Mortgage Corp.	314,546	2,029
	KKR Real Estate Finance Trust Inc.	88,540	1,893
	HCI Group Inc.	20,231	1,630
	Universal Insurance Holdings Inc.	92,328	1,302
*	EZCORP Inc. Class A	171,071	1,257
	Greenhill & Co. Inc.	47,572	828
	United Insurance Holdings Corp.	67,206	379
			615,930
Health Care (11.1%)
*	Omnicell Inc.	140,220	19,491
*	NeoGenomics Inc.	380,976	15,631
	Select Medical Holdings Corp.	351,419	14,081
	Ensign Group Inc.	167,485	13,935
*	AMN Healthcare Services Inc.	153,712	13,634
	CONMED Corp.	94,269	12,980
*	Glaukos Corp.	149,167	10,976
	Owens & Minor Inc.	239,569	10,711
*	Integer Holdings Corp.	107,372	9,714
*	Merit Medical Systems Inc.	159,665	9,634
*	Covetrus Inc.	324,076	8,990
*	MEDNAX Inc.	279,054	8,924
*	Pacira BioSciences Inc.	142,907	8,670
*	Vericel Corp.	149,775	8,462
*	Prestige Consumer Healthcare Inc.	162,524	8,105
*	Allscripts Healthcare Solutions Inc.	456,485	7,938
*	Corcept Therapeutics Inc.	344,193	7,435
*	Xencor Inc.	188,886	7,265
*	Magellan Health Inc.	75,350	7,097
*	Myriad Genetics Inc.	245,179	7,024
*	Heska Corp.	32,270	6,394
*	Avanos Medical Inc.	156,196	6,263
*	ModivCare Inc.	40,207	5,920
*	Community Health Systems Inc.	397,382	5,671
*	Lantheus Holdings Inc.	217,771	5,281
	Luminex Corp.	141,613	5,224
*	Supernus Pharmaceuticals Inc.	172,645	5,153
*	Cardiovascular Systems Inc.	131,107	5,138
*	Cytokinetics Inc.	231,628	5,056
	US Physical Therapy Inc.	41,809	4,865
*	Addus HomeCare Corp.	49,031	4,715
*	Endo International plc	749,738	4,401
*,1	Fulgent Genetics Inc.	57,288	4,243
*	REGENXBIO Inc.	113,482	4,003
	Mesa Laboratories Inc.	15,872	3,905
*	Inogen Inc.	60,159	3,718
*	CorVel Corp.	29,739	3,706
*	RadNet Inc.	139,386	3,690
*	CryoLife Inc.	127,100	3,662
*	Tactile Systems Technology Inc.	63,590	3,419
*	Tivity Health Inc.	123,572	3,238
*	Hanger Inc.	124,522	3,216
*	Varex Imaging Corp.	127,931	3,210
*	Vanda Pharmaceuticals Inc.	179,190	3,170
*	Tabula Rasa HealthCare Inc.	73,280	3,166
*	Joint Corp.	42,953	3,053
*	NextGen Healthcare Inc.	181,333	2,978
*	Natus Medical Inc.	110,584	2,964

		Shares	Market Value ($000)
*	Meridian Bioscience Inc.	140,872	2,925
*	AngioDynamics Inc.	123,983	2,867
*	Enanta Pharmaceuticals Inc.	58,661	2,854
*	Pennant Group Inc.	83,018	2,845
	LeMaitre Vascular Inc.	54,901	2,812
*	Innoviva Inc.	204,491	2,750
*	Coherus Biosciences Inc.	208,797	2,748
*	Collegium Pharmaceutical Inc.	113,028	2,700
	Simulations Plus Inc.	49,540	2,615
*	Orthofix Medical Inc.	63,453	2,583
*	Surmodics Inc.	44,711	2,372
*	OraSure Technologies Inc.	234,136	2,250
*	Amphastar Pharmaceuticals Inc.	118,876	2,249
*	Cutera Inc.	57,300	2,199
*	Anika Therapeutics Inc.	46,578	2,173
*	HealthStream Inc.	81,776	2,141
*	Cara Therapeutics Inc.	140,129	1,904
	Phibro Animal Health Corp. Class A	65,945	1,859
*	Cross Country Healthcare Inc.	113,346	1,774
*	Spectrum Pharmaceuticals Inc.	474,630	1,638
*	Eagle Pharmaceuticals Inc.	37,680	1,493
	Computer Programs & Systems Inc.	41,036	1,328
*	ANI Pharmaceuticals Inc.	31,301	1,075
*	Zynex Inc.	63,344	964
*	Invacare Corp.	111,863	895
*	Lannett Co. Inc.	44,684	192
*,2	Lantheus Holdings Inc. CVR	276,566	—
			384,324
Industrials (17.3%)
*	Saia Inc.	85,762	19,739
*	Chart Industries Inc.	115,824	16,903
	UFP Industries Inc.	199,434	15,859
	Exponent Inc.	168,711	15,391
	John Bean Technologies Corp.	103,364	14,887
*	Resideo Technologies Inc.	466,396	13,945
	Applied Industrial Technologies Inc.	126,242	12,367
	Watts Water Technologies Inc. Class A	89,470	12,159
	Korn Ferry	175,930	11,508
	Aerojet Rocketdyne Holdings Inc.	234,855	11,379
	Hillenbrand Inc.	244,488	11,149
	UniFirst Corp.	49,579	10,991
	ABM Industries Inc.	218,585	10,905
*	Allegiant Travel Co.	47,456	10,510
	Franklin Electric Co. Inc.	124,999	10,486
	Arcosa Inc.	156,965	9,967
	Comfort Systems USA Inc.	117,902	9,774
	SPX FLOW Inc.	137,331	9,425
*	SPX Corp.	146,865	9,198
	Matson Inc.	141,535	9,150
	Brady Corp. Class A	158,016	9,043
	Albany International Corp. Class A	100,048	8,939
	AAON Inc.	132,893	8,804
	Forward Air Corp.	89,737	8,695
	Mueller Industries Inc.	186,110	8,641
	Moog Inc. Class A	95,696	8,632
*	Gibraltar Industries Inc.	106,144	8,433
	Boise Cascade Co.	127,761	8,431
	Federal Signal Corp.	197,292	8,381

		Shares	Market Value ($000)
	Barnes Group Inc.	151,876	8,113
*	Proto Labs Inc.	89,973	8,043
*	SkyWest Inc.	164,040	8,043
	ESCO Technologies Inc.	84,854	8,031
*	AeroVironment Inc.	73,203	8,025
	ManTech International Corp. Class A	89,071	7,750
*	Hub Group Inc. Class A	110,105	7,686
*	Atlas Air Worldwide Holdings Inc.	89,220	6,685
	ArcBest Corp.	82,832	6,448
*	GMS Inc.	139,719	6,398
	HNI Corp.	140,049	6,389
	Deluxe Corp.	137,075	6,245
*	Vicor Corp.	69,082	6,223
	EnPro Industries Inc.	67,090	6,172
*	Meritor Inc.	236,583	6,151
	Granite Construction Inc.	149,014	6,014
	Lindsay Corp.	35,438	5,834
*	Harsco Corp.	257,435	5,772
	Encore Wire Corp.	67,297	5,532
	Enerpac Tool Group Corp. Class A	195,338	5,352
	Raven Industries Inc.	117,001	5,163
	Astec Industries Inc.	73,774	5,056
	Tennant Co.	60,400	4,997
	Alamo Group Inc.	32,203	4,965
	Kaman Corp.	90,499	4,871
*	American Woodmark Corp.	55,360	4,812
	Greenbrier Cos. Inc.	107,102	4,756
*	MYR Group Inc.	54,617	4,754
	Pitney Bowes Inc.	563,573	4,723
*	PGT Innovations Inc.	193,904	4,685
*	AAR Corp.	107,914	4,505
	AZZ Inc.	82,488	4,412
*	Hawaiian Holdings Inc.	157,751	4,070
*	US Ecology Inc.	102,468	4,061
	Matthews International Corp. Class A	103,054	4,026
	Standex International Corp.	40,241	4,010
	Griffon Corp.	147,133	3,868
*	NOW Inc.	358,238	3,751
*	Triumph Group Inc.	170,623	3,279
	Marten Transport Ltd.	191,606	3,269
	Apogee Enterprises Inc.	84,902	3,227
*	TrueBlue Inc.	115,919	3,145
	Interface Inc. Class A	190,680	3,116
*	CoreCivic Inc.	388,728	3,044
*	Echo Global Logistics Inc.	86,445	2,953
*	Viad Corp.	66,877	2,952
	Quanex Building Products Corp.	109,321	2,911
	Heartland Express Inc.	159,210	2,890
*	Kelly Services Inc. Class A	108,758	2,792
	Heidrick & Struggles International Inc.	62,927	2,708
	Wabash National Corp.	169,375	2,702
*	Veritiv Corp.	40,504	2,488
*	CIRCOR International Inc.	65,030	2,447
	Insteel Industries Inc.	62,775	2,195
*	Lydall Inc.	55,163	2,007
	National Presto Industries Inc.	16,884	1,712
*	DXP Enterprises Inc.	53,194	1,643
*	Forrester Research Inc.	35,755	1,534

		Shares	Market Value ($000)
*	Titan International Inc.	163,819	1,522
	Resources Connection Inc.	99,275	1,447
	Powell Industries Inc.	28,799	990
	Park Aerospace Corp.	60,953	940
*	Matrix Service Co.	86,178	939
*	Team Inc.	99,559	846
			599,780
Information Technology (12.8%)
	Power Integrations Inc.	195,681	16,083
*	Itron Inc.	144,482	13,776
*	Viavi Solutions Inc.	745,272	13,065
	Advanced Energy Industries Inc.	124,789	12,730
*	Alarm.com Holdings Inc.	146,994	12,036
*	Insight Enterprises Inc.	114,363	11,949
*	3D Systems Corp.	404,475	11,896
*	MicroStrategy Inc. Class A	24,836	11,673
*	Onto Innovation Inc.	159,129	11,421
*	Rogers Corp.	60,929	11,415
*	LivePerson Inc.	205,362	11,285
*	ExlService Holdings Inc.	109,048	11,121
*	SPS Commerce Inc.	115,921	10,880
*	Fabrinet	120,117	10,773
	Kulicke & Soffa Industries Inc.	202,299	10,499
*	Diodes Inc.	137,104	10,375
*	Plexus Corp.	93,923	9,280
	Badger Meter Inc.	94,973	9,077
*	FormFactor Inc.	253,335	8,930
*	Sanmina Corp.	211,570	8,909
	EVERTEC Inc.	195,144	8,495
*	MaxLinear Inc. Class A	221,087	8,406
*	8x8 Inc.	350,318	8,250
	InterDigital Inc.	100,517	8,120
*	Ultra Clean Holdings Inc.	142,748	8,041
*	Perficient Inc.	107,657	7,707
	Xperi Holding Corp.	341,671	7,319
*	Rambus Inc.	364,252	7,125
	TTEC Holdings Inc.	59,279	6,426
	Progress Software Corp.	143,833	6,411
*	Knowles Corp.	299,151	6,144
	Methode Electronics Inc.	125,404	6,067
*	Cohu Inc.	153,514	5,714
*	Sykes Enterprises Inc.	129,158	5,414
*	Unisys Corp.	205,632	5,287
*	OSI Systems Inc.	54,501	5,252
*	Ichor Holdings Ltd.	91,521	5,149
*	TTM Technologies Inc.	324,004	4,909
*	Bottomline Technologies DE Inc.	126,795	4,740
	CSG Systems International Inc.	106,472	4,689
*	Extreme Networks Inc.	402,362	4,603
*	Cardtronics plc Class A	117,499	4,574
*	Axcelis Technologies Inc.	109,718	4,547
*	FARO Technologies Inc.	58,608	4,434
*	ePlus Inc.	43,923	4,154
	CTS Corp.	105,347	4,029
*	Plantronics Inc.	122,553	4,020
*	NETGEAR Inc.	99,644	3,874
*	Veeco Instruments Inc.	162,173	3,863
	Benchmark Electronics Inc.	118,379	3,664

		Shares	Market Value ($000)
*	Diebold Nixdorf Inc.	255,033	3,453
*	Agilysys Inc.	66,322	3,368
*	CEVA Inc.	74,288	3,333
	ADTRAN Inc.	157,906	3,128
*	OneSpan Inc.	110,288	2,884
*	Photronics Inc.	206,271	2,793
*	ScanSource Inc.	83,140	2,538
*	Harmonic Inc.	327,846	2,285
*	SMART Global Holdings Inc.	45,876	2,174
	Comtech Telecommunications Corp.	84,753	2,143
	Ebix Inc.	76,511	2,096
*	Digi International Inc.	107,994	2,048
*	Arlo Technologies Inc.	261,854	1,757
	PC Connection Inc.	35,741	1,744
*	PDF Solutions Inc.	95,264	1,661
*	CalAmp Corp.	113,723	1,577
*	DSP Group Inc.	71,358	1,122
*	Daktronics Inc.	119,937	811
*	Applied Optoelectronics Inc.	79,841	657
	Bel Fuse Inc. Class B	33,199	547
*,3	BM Technologies Inc. (Acquired 12/17/20, Cost $211)	14,717	170
			440,889
Materials (5.4%)
	Balchem Corp.	105,531	13,825
	HB Fuller Co.	169,685	11,729
*	Arconic Corp.	318,955	11,537
	Quaker Chemical Corp.	43,043	10,440
*	Allegheny Technologies Inc.	413,283	10,121
*	Domtar Corp.	179,436	9,731
*	O-I Glass Inc.	512,974	9,454
	Stepan Co.	69,575	9,369
*	Livent Corp.	477,745	9,321
	Trinseo SA	125,279	8,136
	Innospec Inc.	80,171	8,106
	Carpenter Technology Corp.	156,611	7,505
	Kaiser Aluminum Corp.	51,574	6,673
*	Ferro Corp.	268,737	5,805
	Materion Corp.	66,110	5,213
	Schweitzer-Mauduit International Inc.	102,529	4,194
*	GCP Applied Technologies Inc.	157,018	3,828
*	Kraton Corp.	103,838	3,525
	Warrior Met Coal Inc.	167,026	3,057
*	US Concrete Inc.	51,984	2,963
	Neenah Inc.	55,003	2,911
*	AdvanSix Inc.	91,565	2,899
	Myers Industries Inc.	116,438	2,565
*	Koppers Holdings Inc.	68,697	2,382
*	Century Aluminum Co.	164,943	2,245
	Glatfelter Corp.	144,344	2,131
	Hawkins Inc.	61,468	2,091
	SunCoke Energy Inc.	269,189	2,027
	Mercer International Inc.	128,396	1,905
*	TimkenSteel Corp.	123,303	1,868
	American Vanguard Corp.	86,798	1,596
*	Rayonier Advanced Materials Inc.	205,965	1,590
*	Clearwater Paper Corp.	53,984	1,540
	Haynes International Inc.	41,220	1,434
	Tredegar Corp.	83,822	1,277

		Shares	Market Value ($000)
	Olympic Steel Inc.	29,519	1,055
	FutureFuel Corp.	83,885	861
			186,909
Real Estate (7.3%)
	Agree Realty Corp.	206,641	14,523
	Innovative Industrial Properties Inc.	77,931	14,045
	Lexington Realty Trust	903,920	11,190
	Essential Properties Realty Trust Inc.	371,698	9,515
	Retail Properties of America Inc. Class A	699,392	8,428
	Uniti Group Inc.	759,023	8,243
	SITE Centers Corp.	543,460	8,136
	Brandywine Realty Trust	556,151	7,819
	CareTrust REIT Inc.	312,601	7,277
*	Xenia Hotels & Resorts Inc.	370,919	7,200
	Four Corners Property Trust Inc.	248,130	6,888
	Retail Opportunity Investments Corp.	385,095	6,878
*	Realogy Holdings Corp.	376,532	6,668
*	DiamondRock Hospitality Co.	684,974	6,631
	Washington REIT	275,708	6,520
	Acadia Realty Trust	281,405	6,106
	American Assets Trust Inc.	163,709	5,984
	Kite Realty Group Trust	274,138	5,812
	Global Net Lease Inc.	295,417	5,772
	Independence Realty Trust Inc.	331,713	5,666
	Easterly Government Properties Inc.	267,767	5,551
	Tanger Factory Outlet Centers Inc.	305,171	5,350
	Industrial Logistics Properties Trust	213,013	5,338
	LTC Properties Inc.	128,027	5,016
	Mack-Cali Realty Corp.	281,285	4,801
	St. Joe Co.	101,509	4,748
	Office Properties Income Trust	157,733	4,611
	Alexander & Baldwin Inc.	235,656	4,527
	iStar Inc.	240,260	4,039
	NexPoint Residential Trust Inc.	73,532	3,812
	Getty Realty Corp.	119,753	3,728
	Community Healthcare Trust Inc.	73,556	3,478
	RPT Realty	264,152	3,368
*	Summit Hotel Properties Inc.	344,677	3,312
	Safehold Inc.	46,898	3,288
*	Marcus & Millichap Inc.	78,530	3,086
	Centerspace	42,379	3,017
	Universal Health Realty Income Trust	41,843	2,896
	Diversified Healthcare Trust	777,212	2,821
	Armada Hoffler Properties Inc.	192,727	2,557
	RE/MAX Holdings Inc. Class A	60,434	2,116
	GEO Group Inc.	394,123	2,045
*	Chatham Lodging Trust	152,881	2,013
	Saul Centers Inc.	42,005	1,867
	Urstadt Biddle Properties Inc. Class A	97,818	1,788
	Franklin Street Properties Corp.	313,972	1,614
*	Hersha Hospitality Trust Class A	118,691	1,276
	Whitestone REIT	129,587	1,073
	Service Properties Trust	42,894	539
			252,976
Utilities (1.5%)
	Avista Corp.	225,647	10,229
	American States Water Co.	120,225	9,542

			Shares	Market Value ($000)
	California Water Service Group		164,045	9,324
	South Jersey Industries Inc.		327,898	8,742
	Chesapeake Utilities Corp.		56,969	6,526
	Northwest Natural Holding Co.		99,556	5,265
	Unitil Corp.		49,003	2,688
				52,316
Total Common Stocks (Cost $2,605,352)				3,444,095
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund (Cost $40,383)	0.055%	403,909	40,391
Total Investments (100.8%) (Cost $2,645,735)				3,484,486
Other Assets and Liabilities—Net (-0.8%)				(27,732)
Net Assets (100%)				3,456,754
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,547,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $170,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $28,685,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	115	13,044	161

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,443,925	170	—	3,444,095
Temporary Cash Investments	40,391	—	—	40,391
Total	3,484,316	170	—	3,484,486

Derivative Financial Instruments
Assets
Futures Contracts[1]	161	—	—	161
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.